S000073515 [Member] Average Annual Total Returns	12 Months Ended	51 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Beta Advantage® Short Term Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.91%	2.48%
Bloomberg U.S. 1-5 Year Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.74%	2.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.31%)
C000230513 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.66%	2.51%
Performance Inception Date		Sep. 21, 2021
C000230513 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.62%	0.92%
Performance Inception Date		Sep. 21, 2021
C000230513 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.50%	1.21%
Performance Inception Date		Sep. 21, 2021